207 774-1200 main 207 774-1127 facsimile bernsteinshur.com

100 Middle Street PO Box 9729 Portland, Maine 04104-5029

Edward C. Lawrence (207) 228-7128 direct Elawrence@bernsteinshur.com

VIA EDGAR

June 14, 2016

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Cross Shore Discovery Fund (File Nos. 333-204814 and 811-22976)

Ladies and Gentleman:

On behalf of the above-referenced fund (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”), including the exhibits thereto, which amendment constitutes Post-Effective Amendment No. 2 to the Registration Statement under the Securities Act and Amendment No. 7 to the Registration Statement under the Investment Company Act (the “Amendment”). The Amendment has been tagged to indicate paragraphs that include changes made from the last filing of the Registration Statement, which was filed with the Commission on November 6, 2015.

This filing is made to incorporate: (1) the Fund’s financial statements for its fiscal year ended March 31, 2016 and related annual updates; and (2) certain other nonmaterial changes. Except for the aforementioned changes, the Registration Statement is virtually identical to the Fund’s prior Registration Statement, which was most recently declared effective on November 23, 2015. In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent to which the filing contains disclosure information that is similar to the information previously reviewed by the staff in filings of the same complex. In light of the substantial similarity between the Registration Statement and the prior Registration Statement, we request, on behalf of the Fund, that the Registration Statement receive selective review in order that the Registration Statement may be declared effective as soon as practicable, or, in any event, not later than July 29, 2016. An acceleration request seeking that effectiveness date shall be filed concurrently with Post-Effective Amendment No. 3 to the Registration Statement following receipt of your comments on this Amendment.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182.

Kind regards,

Edward C. Lawrence, Esq.

cc: Neil Kuttner, Cross Shore Discovery Fund